Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The fee of $138.3762 was previously paid - Accession No. 0001104659-26-099575
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 1,002,000.00
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true